Note 11 - Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Jan. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	September 30, 2013	January 31, 2013
Professional fees	$1,170,890	$-
Accrued sales commissions	641,577	332,844
Accrued bonuses	240,627	580,352
Taxes Payable	(32,168)	691,136
Accrued expenses	1,291,632	67,303
Other	250,077	254,266
Total	$3,562,635	$1,925,901

	January 31,
	2013	2012	2011
Accrued sales commissions	$332,844	$258,473	$145,850
Accrued bonus	580,352	559,625	350,000
Taxes payable	400,993	661,777	354,763
Other	611,712	750,442	663,815
	$1,925,901	$2,230,317	$1,514,428